SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Employees Consultants and Advisors [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Options outstanding, balance beginning	865,983	2,121	735
Options outstanding, balance beginning	$ 1.67	$ 775.93	$ 775.93
Options outstanding, grants	1,972,728	865,116	1,386
Weighted-Average exercise price, grants	$ 0.07	$ 1.34	$ 304.44
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period
Weighted-Average exercise price, exercised
Options outstanding, cancelled	644	1,254
Weighted-Average exercise price, cancelled	$ 67.40	$ 67.40
Options Outstanding, Balance Ending	2,838,067	865,983	2,121
Weighted-Average exercise price, balance ending	$ 0.57	$ 1.67	$ 775.93
Options outstanding, exercised